Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2025
Longrich Group and its subsidiaries [Member] | Name of Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	Longrich Group and its subsidiaries
Longrich Group and its subsidiaries [Member] | Relationship to the Company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longrich Group and its subsidiaries [Member] | Nature of Transactions [Member]
Schedule of Related Party Transactions [Line Items]
Nature of Transactions	Purchase and operating leases
Longrich America Int’l, Inc. [Member] | Name of Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	Longrich America Int’l, Inc.
Longrich America Int’l, Inc. [Member] | Relationship to the Company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Longrich America Int’l, Inc. [Member] | Nature of Transactions [Member]
Schedule of Related Party Transactions [Line Items]
Nature of Transactions	Sales
Jowell Holdings Limited [Member] | Name of Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Name of Related Party	Jowell Holdings Limited
Jowell Holdings Limited [Member] | Relationship to the Company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship to the Company	Controlled by a major shareholder of the Company
Jowell Holdings Limited [Member] | Nature of Transactions [Member]
Schedule of Related Party Transactions [Line Items]
Nature of Transactions	Operating support